Assets and Liabilities Held for Sale/ Discontinued Operations - Summary of income/(loss) from discontinued operations (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long Lived Assets Held-for-sale [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (15)	$ (233)	$ (519)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	$ 0.15	$ 2.32	$ 5.18
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	$ 0.15	$ 2.32	$ 5.18
Jack-up rigs
Long Lived Assets Held-for-sale [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (20)	$ (18)	$ (17)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	$ (0.2)	$ (0.18)	$ (0.16)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	$ (0.2)	$ (0.18)	$ (0.16)
NSNCo
Long Lived Assets Held-for-sale [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 5	$ (215)	$ (502)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	$ 0.05	$ (2.14)	$ (5.02)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	$ 0.05	$ (2.14)	$ (5.02)